Land Use Right, Net (Tables)	6 Months Ended
Mar. 31, 2025
Land Use Right, Net [Abstract]
Schedule of Land Use Right, Net

Land use right, net, consisted of the following:

	March 31, 2025	September 30, 2024
Land use rights	$1,192,130	$1,233,656
Less: accumulated amortization	(97,637)	(86,828)
Land use right, net	$1,094,493	$1,146,828

Schedule of Estimated Future Amortization Expense for Land Use Rights	Estimated future amortization expense for land use rights is as follows:
Years ending March 31,
2026	$24,227
2027	24,227
2028	24,227
2029	24,227
2030	24,227
Thereafter	973,358
$1,094,493